Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Jun. 30, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade receivable	$ 1,078,781	$ 973,852
Grants receivable	110,000	0
Current Trade and Grants Receivable	$ 1,188,781	$ 973,852